UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00732

SARATOGA INVESTMENT CORP.

(Exact Name Of Registrant As Specified In Charter)

535 Madison Avenue

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Saratoga Investment Corp. (the “Company”) to be redeemed:

6.00% Notes due 2027 (CUSIP: 80349A 802; NYSE: SAT) (the "Notes").

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on September 18, 2026.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture, dated as of May 10, 2013 (the “Base Indenture”), by and between the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee (“U.S. Bank”), and (ii) Section 1.01(h) of the Tenth Supplemental Indenture, dated as of April 27, 2022, by and between the Company and U.S. Bank, as trustee (the “Tenth Supplemental Indenture” and together with the Base Indenture, the “Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem, in whole, $105,500,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Indenture.

SIGNATURES

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of August, 2026.

Saratoga Investment Corp.

By:	/s/ Henri J. Steenkamp
	Name:	Henri J. Steenkamp
	Title:	Chief Financial Officer, Treasurer, Chief Compliance Officer and Secretary